Loss per Share (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Schedule of loss per share
	Restated 2022	2021
	A$	A$
a) Basic loss per share
Loss attributable to ordinary equity holders of the Company (cents)	(13.08)	(11.20)

b) Diluted loss per share
Loss attributable to ordinary equity holders of the Company (cents)	(13.08)	(11.20)

c) Loss used in calculation of basic and diluted loss per share
Loss after tax from continuing operations	(20,076,843)	(14,060,992)

	No.	No.
d) Weighted average number of shares used as the denominator
Weighted average number of shares used as the denominator in calculating basic and dilutive loss per share	153,488,834	125,501,361